LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

9.LEASE

The Group leases offices space under one non-cancelable operating lease with lease term of five years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$108	$255

Lease liabilities current	94	141
Lease liabilities non-current	—	90
Total operating lease liabilities	$94	$231

9.LEASE (CONTINUED)

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

	As of December 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.00	2.00
Weighted average discount rate	11.50%	11.50%

For the years ended December 31, 2025, 2024 and 2023, operating lease asset of $nil, $nil and $328 was obtained in exchange for operating lease liabilities, respectively. During the years ended December 31, 2025, 2024 and 2023, the Group incurred total operating lease expenses of $161, $158 and $160, respectively.